Net Loss Per Share	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Net Loss Per Share
NOTE 10. NET LOSS PER SHARE
The following potentially dilutive shares were excluded from the computation of diluted net loss per share attributable to common stockholders for the periods presented because inclusion of the shares on an as-converted
basis would have been anti-dilutive.

	For the three months ended June 30,		For the six months ended June 30,
	2021	2020	2021	2020
Convertible preferred stock	24,816	21,458	24,816	21,458
Common stock options	3,789	2,001	3,789	2,001
Common stock warrants	33	33	33	33
Shares subject to repurchase	563	952	563	952

Total	29,201	24,444	29,201	24,444

NOTE 10. NET LOSS PER SHARE
The following potentially dilutive shares were excluded from the computation of diluted net loss per share attributable to common stockholders for the periods presented because inclusion of the shares on an as-converted
basis would have been anti-dilutive.

	December 31, 2020	December 31, 2019
Convertible preferred stock	21,458	15,181

Common stock options	2,255	1,567

Common stock warrants	33	33

Shares subject to repurchase	844	324

Total	24,590	17,105